SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS' EQUITY

a.
On December 6, 2017, the Company closed an underwritten public offering of 3,407,450 ordinary shares (including 444,450 ordinary shares issued to the underwriter upon full exercise of its over-allotment option), at a public offering price of $6.75 per share. The net proceeds for the Company were approximately $20,830.

b.	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

c.         Equity Incentive Plans:

Under the Company's 2001 Stock Option Plan and 2003 Israeli Stock Option, the Company has granted options to purchase ordinary shares to employees, directors and officers as an incentive to attract and retain qualified personnel. The 2001 Plan does not have a specific expiration date (although the Company no longer grant awards under this plan) whereas the 2003 Plan was terminated in December 2013.

In December 2012, the Company adopted the 2012 Stock Incentive Plan (together with the 2001 and 2003 plans, the "Plans"), under which stock options, RSUs, as well as other equity-based awards may be granted to employees, directors and consultants of the Company or its affiliates. The 2012 Stock Incentive Plan has a term of ten years and will terminate in December 2022.
In general, the exercise price of options granted under the Plans may not be less than 100% (110% in the case of a 10% shareholder) of the fair market value of the Company's ordinary shares on the date of grant for incentive stock options and 75% of the fair market for non-qualified options.

Under the terms of the Plans, options generally become exercisable ratably over three years of employment, commencing with the date of grant or with the date of hire (for new employees at their first grant). The options generally expire no later than 6 years from the date of the grant, and are non-transferable, except under the laws of succession. Upon exercise of options, the Company issues ordinary shares for each option exercised.

The Company also grants RSUs to its employees, which generally vest over three years with annual vesting dates. Starting in 2017, the Company also granted performance-based RSUs, which will vest upon achievement of certain revenue-related milestones.

Under the Plans, as of December 31, 2017, 4,850,675 ordinary shares were reserved for issuance of equity-based awards. Options and unvested RSUs that are canceled or forfeited before expiration become available for future grants. During 2017, the Company’s Board of Directors approved an increase of 397,435 shares of the Company reserved for issuance under the Plans. As of December 31, 2017, there were 6,757 ordinary shares reserved and available for future grants.

The following is a summary of the Company's stock options granted under the Plans:

	Year ended December 31, 2017
	Number of options (thousands)	Weighted average exercise price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (*)

Outstanding at beginning of year	1,903	$8.90	3.35	$1,136
Granted	116	7.24
Exercised	(300)	2.94
Forfeited	(149)	11.76

Outstanding at end of year	1,570	$9.64	3.12	$403

Exercisable at end of year	1,244	$9.93	2.66	$284

Vested and expected to vest at end of year	1,570	$9.64	3.12	$403

(*)	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company’s ordinary shares as of December 31, 2017 which was $6.98 per share.

The weighted average fair value of options granted during the years ended December 31, 2017, 2016 and 2015 was $3.41, $3.33 and $4.94 per share, respectively.

The weighted average fair value of options vested during the year ended December 31, 2017, 2016 and 2015 was $4.27, $2.45 and $4.80 per share, respectively.

The total intrinsic value of options exercised for the years ended December 31, 2017, 2016 and 2015 was $1,215, $361 and $3,430, respectively.

The options outstanding as of December 31, 2017, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

$2.76 - $7.29	395	4.13	6.11	189	2.60	5.61
$7.81-$10.03	357	2.36	9.16	357	2.36	9.16
$10.06 - $11.32	546	2.6	10.86	504	2.51	10.90
$11.38 - $14.68	272	3.7	12.97	194	3.66	13.02

	1,570	3.12	$9.64	1,244	2.66	$9.93

A summary of the Company’s RSU (excluding performance-based RSUs) activities and related information for the year ended December 31, 2017, is as follows:

	Number of RSUs (thousands)	Weighted average grant-date fair value
Outstanding at January 1, 2017	436	$10.09
Granted	568	7.32
Vested	(170)	10.62
Forfeited	(22)	8.60

Non-vested at December 31, 2017	812	$8.08

The weighted average fair value of RSUs granted during 2017 and 2016 was $7.32 and $8.06 per share, respectively.

In December 2017, the Company granted to its Chairman and Chief Executive Officer up to 40,000 performance-based RSUs. The RSUs will vest upon achievement of certain revenue-related milestones.

The allocation of the share-based compensation, including compensation related to a retention plan associated with an acquisition (see also Note 3(a)) and other compensation in shares, is as follows:

	Year ended December 31,
	2017	2016	2015

Cost of maintenance and services	$162	$148	$-
Research and development	804	1,098	842
Selling and marketing	1,818	2,011	1,766
General and administrative	927	993	721

Total share-based compensation	$3,711	$4,250	$3,329

As of December 31, 2017, there was $ 5,657 of total unrecognized compensation cost related to non-vested share-based compensation that is expected to be recognized over a weighted average period of approximately 2.1 years.

d.
Warrants:

During 2015, 19,701 warrants were exercised for proceeds of $10. During 2015, 7,881 warrants expired.

As of December 31, 2015, there were no outstanding warrants to purchase Company’s ordinary shares and the Company has not granted any warrants since then.